LOAN AND SECURITY AGREEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
LOAN AND SECURITY AGREEMENT
10.	LOAN AND SECURITY AGREEMENT

On December 23, 2020, the Company entered into a Loan and Security Agreement for a maximum of $35,000 in financing which includes a warrant to purchase 13,432 shares of common stock at a price of $11.62 per share (see Note 11). The $35,000 may be drawn upon utilizing the Revolving Line and Term Loan Line subject to certain terms and conditions.

Amounts borrowed under the Revolving Line, an aggregate principal amount of up to $35,000, may be repaid and, prior to the maturity date of December 23, 2022, reborrowed. The Revolving Line terminates on the maturity date of December 23, 2022, when the outstanding principal amount of all advances, any accrued and unpaid interest, and all other obligations shall be immediately due and payable.

The Company can request an advance from the Term Loan from December 23, 2020 through September 30, 2021 in an aggregate principal amount not to exceed the lesser of (i) $15,000, or (ii) measured at the time of each advance request, the difference of $35,000 less the aggregate outstanding amount of advances received under the revolving line. The aggregate outstanding principal amount of the Term Loan advances shall not exceed $15,000. The Term Loan maturity date is December 1, 2024. The Term Loan advances are interest only through December 31, 2021, payable beginning on January 1, 2022 and continuing the first day of each month thereafter in thirty-six equal installments of principal plus accrued interest. The Company has the option to make up to two prepayments of the Term Loan advances in minimum increments of $1,000 subject to certain prepayment terms and conditions. If the Term Loan advances are accelerated following the occurrence and during an event of default, the Company shall be subject to mandatory prepayment provisions which require the immediate payment of all outstanding principal plus accrued and unpaid interest including all other amounts due and payable with respect to Term Loan advances, including interest at the default rate with respect to any past due amounts.

The Revolving Line advances shall accrue interest on the outstanding principal amount at a floating per annum rate equal to the greater of the prime rate plus applicable margin, and the floor rate, which interest shall be payable monthly in arrears. The Term Loan Advances shall accrue interest on the principal amount at a floating per annum rate equal to the greater of 2.00% above the Prime Rate, and 5.25%, which interest shall be payable monthly in arrears. Interest is payable monthly in arrears and shall computed based on a three hundred sixty-day year for the actual number of days elapsed. Immediately upon the occurrence and during an event of default, outstanding obligations shall bear interest at a rate per annum which is 5.00% above the applicable rate.

The Company paid a revolving line commitment fee of $105 on December 23, 2020. Additionally, the Company shall pay an anniversary fee of $105 on the earlier of December 23, 2021 or termination of the Loan and Security Agreement. The Company is required to pay a monthly unused revolving line facility fee equal to the sum of 0.20% per year of the average unused portion of the revolving line, as determined by the lender, computed on the basis of a year.

In addition, the Loan and Security Agreement contains certain covenants applicable to the Company and its subsidiaries, including, among others: (i) access to financial statements, reports, collateral, books and records, (ii) maintain business and collateral insurance and good legal standing (iii) maintain operating accounts, the cash collateral account and excess cash with the lender subject to certain limitations and restrictions, (vi) maintain an adjusted quick ratio of at least 0.85 to 1.00 and (vii) protection of intellectual property rights. The Loan and Security Agreement includes negative covenants which prohibits the Company of disposing of any part of the business, change businesses, merge or consolidate, take on new indebtedness, pay dividends or make distributions, or make or permit any payment on any subordinated debt without the lender’s prior written consent. Subject to customary grace periods and notice requirements, the Loan and Security Agreement also contains certain customary events of default.

As of March 31, 2021 and December 31, 2020, the Company had $35,000 of availability under the Revolving Line and Term Loan, and the Company had not drawn on Revolving Line and Term Loan.

10.	LOAN AND SECURITY AGREEMENT

On December 23, 2020, the Company entered into a Loan and Security Agreement for a maximum of $35,000 in financing which includes a warrant to purchase 13,432 shares of common stock at a price of $11.62 per share (see Note 11). The $35,000 may be drawn upon utilizing the Revolving Line and Term Loan Line subject to certain terms and conditions.

Amounts borrowed under the Revolving Line, an aggregate principal amount of up to $35,000, may be repaid and, prior to the maturity date of December 23, 2022, reborrowed. The Revolving Line terminates on the maturity date of December 23, 2022, when the outstanding principal amount of all advances, any accrued and unpaid interest, and all other obligations shall be immediately due and payable.

The Company can request an advance from the Term Loan from December 23, 2020 through September 30, 2021 in an aggregate principal amount not to exceed the lesser of (i) $15,000, or (ii) measured at the time of each advance request, the difference of $35,000 less the aggregate outstanding amount of advances received under the revolving line. The aggregate outstanding principal amount of the Term Loan advances shall not exceed $15,000. The Term Loan maturity date is December 1, 2024. The Term Loan advances are interest only through December 31, 2021, payable beginning on January 1, 2022 and continuing the first day of each month thereafter in thirty-six equal installments of principal plus accrued interest. The Company has the option to make up to two prepayments of the Term Loan advances in minimum increments of $1,000 subject to certain prepayment terms and conditions. If the Term Loan advances are accelerated following the occurrence and during an event of default, the Company shall be subject to mandatory prepayment provisions which require the immediate payment of all outstanding principal plus accrued and unpaid interest including all other amounts due and payable with respect to Term Loan advances, including interest at the default rate with respect to any past due amounts.

The Revolving Line advances shall accrue interest on the outstanding principal amount at a floating per annum rate equal to the greater of the prime rate plus applicable margin, and the floor rate, which interest shall be payable monthly in arrears. The Term Loan Advances shall accrue interest on the principal amount at a floating per annum rate equal to the greater of 2.00% above the Prime Rate, and 5.25%, which interest shall be payable monthly in arrears. Interest is payable monthly in arrears and shall computed based on a three hundred sixty-day year for the actual number of days elapsed. Immediately upon the occurrence and during an event of default, outstanding obligations shall bear interest at a rate per annum which is 5.00% above the applicable rate.

The Company paid a revolving line commitment fee of $105 on December 23, 2020. Additionally, the Company shall pay an anniversary fee of $105 on the earlier of December 23, 2021 or termination of the Loan and Security Agreement. The Company is required to pay a monthly unused revolving line facility fee equal to the sum of 0.20% per year of the average unused portion of the revolving line, as determined by the lender, computed on the basis of a year.

In addition, the Loan and Security Agreement contains certain covenants applicable to the Company and its subsidiaries, including, among others: (i) access to financial statements, reports, collateral, books and records, (ii) maintain business and collateral insurance and good legal standing (iii) maintain operating accounts, the cash collateral account and excess cash with the lender subject to certain limitations and restrictions, (vi) maintain an adjusted quick ratio of at least 0.85 to 1.00 and (vii) protection of intellectual property rights. The Loan and Security Agreement includes negative covenants which prohibits the Company of disposing of any part of the business, change businesses, merge or consolidate, take on new indebtedness, pay dividends or make distributions, or make or permit any payment on any subordinated debt without the lender’s prior written consent. Subject to customary grace periods and notice requirements, the Loan and Security Agreement also contains certain customary events of default.

As of December 31, 2020, the Company had $35,000 of availability under the Revolving Line and Term Loan, and the Company had not drawn on Revolving Line and Term Loan.